Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue:
Health care services	€ 3,499,437	€ 3,492,316	€ 10,707,969	€ 10,264,821
Health care products	914,331	926,687	2,750,940	2,631,771
Revenue	4,413,768	4,419,003	13,458,909	12,896,592
Costs of revenue:
Health care services	2,596,271	2,666,246	7,988,471	7,777,401
Health care products	450,453	406,768	1,281,713	1,176,992
Costs of revenue	3,046,724	3,073,014	9,270,184	8,954,393
Gross profit	1,367,044	1,345,989	4,188,725	3,942,199
Operating (income) expenses:
Selling, general and administrative	717,750	731,410	2,285,192	2,246,746
(Gain) loss related to divestiture of Care Coordination activities	(3,236)	(2,462)	(32,160)	(13,862)
Research and development	44,923	42,197	141,346	119,178
Income from equity method investees	(24,173)	(20,544)	(48,487)	(63,058)
Operating income	631,780	595,388	1,842,834	1,653,195
Other (income) expense:
Interest income	(7,531)	(20,761)	(27,469)	(46,659)
Interest expense	95,223	125,485	311,320	373,586
Income before income taxes	544,088	490,664	1,558,983	1,326,268
Income tax expense	124,342	99,103	361,952	292,312
Net income	419,746	391,561	1,197,031	1,033,956
Net income attributable to noncontrolling interests	66,244	58,977	209,838	176,843
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 353,502	€ 332,584	€ 987,193	€ 857,113
Basic earnings per share	€ 1.21	€ 1.10	€ 3.35	€ 2.82
Diluted earnings per share	€ 1.21	€ 1.10	€ 3.35	€ 2.82